Deferred Revenue/Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of year	¥ 3,561,890	¥ 2,197,766	¥ 1,061,254
Additions	3,138,343	2,483,462	1,934,086
Recognition	1,705,134	1,124,186	795,878
Effects on foreign exchange adjustment	944	4,848	(1,696)
Deferred revenue/income-end of year	¥ 4,996,043	¥ 3,561,890	¥ 2,197,766